Schedule of Restricted Stock Units (Details)						12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 27, 2024 shares	Jan. 01, 2024 shares $ / shares	Jan. 01, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance | shares				1,620,000	1,620,000	1,620,000	1,620,000	2,300,000	2,300,000	1,528,000	1,528,000
Weighted average exercise price, Beginning Balance | $ / shares					$ 1.24		$ 1.24		$ 1.27		$ 0.79
Number of restricted stock units, Granted						11,650,000	11,650,000			1,442,000	1,442,000
Weighted average fair value per award, Granted | $ / shares							$ 0.16				$ 1.86
Number of restricted stock units, Vested | shares	1,038,500	1,038,500	96,000			12,014,000	12,014,000
Number of restricted stock units, Canceled | shares						(566,000)	(566,000)
Weighted average fair value per award, Canceled | $ / shares							$ 1.32
Number of options outstanding, Ending Balance | shares	12,014,000	12,014,000				12,014,000	12,014,000	1,620,000	1,620,000	2,300,000	2,300,000
Weighted average exercise price, Ending Balance | $ / shares		$ 0.21					$ 0.21		$ 1.24		$ 1.27
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance | shares
Weighted average exercise price, Beginning Balance | $ / shares
Number of restricted stock units, Granted | shares						2,122,468	2,122,468	3,476,659	3,476,659	885,012	885,012
Weighted average fair value per award, Granted | $ / shares						$ 0.12		$ 0.81		$ 0.80
Number of restricted stock units, Vested | shares	1,038,500	1,038,500	96,000	438,000	438,000	(987,968)	(987,968)	(3,446,659)	(3,446,659)	(885,012)	(885,012)
Weighted average fair value per award, Vested | $ / shares						$ 0.08		$ 0.80		$ 0.80
Number of restricted stock units, Canceled | shares						(96,000)	(96,000)	(30,000)	(30,000)
Weighted average fair value per award, Canceled | $ / shares						$ 0.05		$ 2.00
Number of options outstanding, Ending Balance | shares	1,038,500	1,038,500				1,038,500	1,038,500
Weighted average exercise price, Ending Balance | $ / shares	$ 0.03					$ 0.03